8. Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventories
	2013	2012
	US$’000	US$’000

Raw materials	124	147
Work in progress	47	59
Finished goods	323	447

	494	653

ZHEJIANG TIANLAN
Inventories
	2013	2012
	RMB’000	RMB’000

Raw materials	7,425	6,321
Work in progress	5,485	1,264
Finished goods	2,066	1,569
	14,976	9,154

ZHEJIANG JIAHUAN
Inventories
		(Unaudited)
	2013	2012
	RMB’000	RMB’000

Raw materials	2,680	1,689
Work in progress	15,068	12,302
Finished goods	20,410	17,647

	38,158	31,638